PGIM National Muni Fund
Schedule of Investments as of May 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.3%
Municipal Bonds
Alabama 3.2%
Alabama Pub. Sch. & Clg. Auth. Rev., Social Bonds, Series A, Rfdg.	5.000%	11/01/28	1,265	$1,470,553
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	3,665	3,752,067
Proj. No. 4, Series A-1 (Mandatory put date 12/01/25)	4.000(cc)	12/01/49	4,300	4,438,016
Proj. No. 5, Series A-1 (Mandatory put date 10/01/26)	4.000(cc)	10/01/49	3,000	3,092,036
Proj. No. 6, Series B (Mandatory put date 12/01/26)	4.000(cc)	10/01/52	9,750	10,103,854
Rfdg. (Mandatory put date 12/01/31)	4.000(cc)	06/01/51	2,000	2,107,400
Jefferson Cnty. Swr. Rev.,
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.000	10/01/44	500	524,170
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.250	10/01/48	500	525,747

Mobile Indl. Dev. Brd. Rev., Alabama Pwr. Co. Barry, Rmkt. (Mandatory put date 06/26/25)	1.000(cc)	06/01/34	1,000	958,574
Selma Indl. Dev. Brd. Rev., Int’l Paper Co. Proj., Series A, Rfdg. (Mandatory put date 06/16/25)	1.375(cc)	05/01/34	1,600	1,527,503
Southeast Energy Auth. Cooperative Dist. Rev., Proj. No. 2, Series B (Mandatory put date 12/01/31)	4.000(cc)	12/01/51	800	818,832
				29,318,752
Alaska 1.0%
Alaska Indl. Dev. & Export Auth. Rev.,
Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	3,000	2,943,232
Tanana Chiefs Conference Proj., Series A	5.000	10/01/31	1,555	1,748,121

Alaska Muni. Bond Bank Auth. Rev., Rfdg.	5.000	12/01/26	1,350	1,490,723
Northern Tob. Secur. Corp. Rev., Sr. Series A, Class 1, Rfdg.	5.000	06/01/29	1,000	1,109,107
Valdez Rev.,
Exxon Pipeline Co. Proj., Series C, Rfdg., FRDD (Mandatory put date 06/01/22)	0.600(cc)	12/01/33	750	750,000
ExxonMobil Proj., Rfdg., FRDD (Mandatory put date 06/01/22)	0.580(cc)	12/01/29	1,000	1,000,000
				9,041,183

PGIM National Muni Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona 3.3%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Series B, 3 Month LIBOR + 0.810%	1.458%(c)	01/01/37	2,280	$2,142,372
Arizona Indl. Dev. Auth. Rev.,
Phoenix Children’s Hosp. Proj., Series A, Rfdg.	5.000	02/01/28	1,000	1,116,173
Phoenix Children’s Hosp., Series A	5.000	02/01/29	650	731,792
Phoenix Children’s Hosp., Series A	5.000	02/01/30	300	340,190

Chandler Indl. Dev. Auth. Rev., Intel Corp., AMT (Mandatory put date 06/03/24)	5.000(cc)	06/01/49	1,035	1,085,616
Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth., Series A	5.000	01/01/41	1,140	1,228,683
Maricopa Cnty. Spl. HealthCare Dist., Series D, GO	5.000	07/01/28	850	962,833
Phoenix Civic Impvt. Corp. Rev.,
Jr. Lien, Series B, AMT	5.000	07/01/29	2,000	2,219,624
Series A, AMT	5.000	07/01/47	2,000	2,132,830
Sr. Lien, AMT	5.000	07/01/48	2,000	2,153,926
Sr. Lien, Rfdg., AMT	5.000	07/01/32	1,200	1,233,681

Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000	09/01/29	2,000	2,026,419
Salt River Proj. Agric. Impvt. & Pwr. Dist. Elec. Sys. Rev.,
Forward Delivery Salt River Proj., Series A, Rfdg.	5.000	01/01/27	1,200	1,340,614
Series A, Rfdg.	4.000	01/01/38	2,000	2,064,367
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	2,800	3,108,054
Sr. Gas Rev., Sr. Bonds	5.000	12/01/37	3,505	3,953,662
Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	2,180	2,384,305
				30,225,141
California 6.9%
Alameda Corridor Trans. Auth. Rev., 2nd Sub. Lien, Series B, Rfdg.	5.000	10/01/37	1,500	1,581,183
Anaheim Pub. Fing. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Series A, AGM	6.000	09/01/24	3,860	4,069,150
Bay Area Toll Auth. Rev., Series F-1 (Pre-refunded date 04/01/27)(ee)	5.000	04/01/56	2,000	2,266,941
California Hlth. Facs. Fing. Auth. Rev.,
Cedars Sinai Hlth. Sys., Series A, Rfdg.	5.000	08/15/51	3,000	3,369,865
Stanford Healthcare, Series A	5.000	08/15/54	1,000	1,053,742
California Muni. Fin. Auth. Rev.,
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	1,000	1,121,946

PGIM National Muni Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
California Muni. Fin. Auth. Rev., (cont’d.)
ExxonMobil Proj., Rfdg., FRDD (Mandatory put date 06/01/22)	0.590%(cc)	12/01/29	435	$435,000
Sr. Lien-LINXS APM Proj., AMT	5.000	12/31/43	2,750	2,855,360
Wste. Mgmt., Inc., Rmkt., Series A, AMT (Mandatory put date 12/01/23)	0.700(cc)	12/01/44	1,000	972,086
California St.,
GO	5.000	03/01/45	3,000	3,183,344
GO, Rfdg.	5.000	08/01/45	500	532,538
GO, Rfdg.	5.000	08/01/46	1,500	1,617,821
Var. Purp., GO, Rfdg.	5.000	10/01/47	3,000	3,234,056

California St. Pub. Wks. Brd. Lease Rev., Series C, Rfdg.(hh)	5.000	08/01/28	875	965,834
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg. (Pre-refunded date 06/01/27)(ee)	5.000	06/01/28	3,255	3,708,638
Series A-1, Rfdg. (Pre-refunded date 06/01/27)(ee)	5.000	06/01/29	1,400	1,592,904
Series A-1, Rfdg. (Pre-refunded date 06/01/28)(ee)	5.000	06/01/33	3,050	3,536,459
Series A-1, Rfdg. (Pre-refunded date 06/01/28)(ee)	5.000	06/01/35	1,545	1,793,328
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	1,300	1,485,461
Series A	5.500	11/15/37	1,000	1,208,614
Los Angeles Calif. Dept. Arpts. Rev.,
Los Angls. Int’l., Series A, AMT	5.000	05/15/29	2,000	2,048,416
Los Angls. Int’l., Series A, AMT	5.000	05/15/38	2,500	2,550,708
Sr. Series C, AMT	5.000	05/15/28	1,075	1,196,209
Sub. Los Angls. Int’l., Series A, AMT	5.250	05/15/48	1,000	1,081,333

Los Angeles Dept. of Wtr. & Pwr. Wtr. Sys. Rev., Series B	5.000	07/01/34	2,500	2,576,034
M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	2,000	2,555,579
Pittsburg Redev. Agcy., Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	2.649(t)	08/01/25	2,000	1,839,977
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj. (Pre-refunded date 11/01/25)(ee)	5.250	11/01/45	1,000	1,108,791
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Sr. Series B, AMT (Pre-refunded 07/01/23)(ee)	5.000	07/01/43	2,000	2,067,159
Sr. Series B, AMT (Pre-refunded date 07/01/23)(ee)	5.000	07/01/38	1,000	1,035,011
San Francisco City & Cnty. Arpt. Commn. Rev.,
2nd Series A, Rfdg., AMT	5.250	05/01/33	1,000	1,025,930
Series A, Rfdg., AMT	5.000	05/01/31	3,000	3,437,908

PGIM National Muni Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)

Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000%	01/01/34	800	$844,778
				63,952,103
Colorado 2.7%
Colorado Hlth. Facs. Auth. Rev.,
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/27	1,725	1,881,476
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/29	2,070	2,290,573
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/34	2,500	2,707,376
Commonspirit Hlth., Series B-2 (Mandatory put date 08/01/26)	5.000(cc)	08/01/49	2,465	2,632,985
Vail Vlly. Med. Ctr. Proj.	4.000	01/15/45	1,500	1,487,127

Colorado Springs Co. Util. Sys. Rev., Series C	5.000	11/15/27	1,000	1,140,516
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.000	11/15/27	1,055	1,166,763
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/34	2,300	2,472,315
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/35	1,000	1,070,897
Sub. Sys., Series A, Rfdg., AMT	5.250	12/01/43	3,000	3,256,385
E-470 Pub. Hwy. Auth. Rev.,
Sr. Rev., Series A, Rfdg.	5.000	09/01/27	1,160	1,296,096
Sr. Rev., Series A, Rfdg.	5.000	09/01/28	1,275	1,444,737
Sr. Series B, NATL	2.715(t)	09/01/25	2,000	1,832,017
Regl. Trans. Dist. Rev.,
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/28	400	431,331
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/29	400	433,617
				25,544,211
Connecticut 2.4%
Connecticut St.,
Forward Delivery Social Bonds, Series D, GO, Rfdg.	5.000	07/15/28	4,500	5,152,548
Series A, GO	4.000	01/15/33	2,000	2,117,728
Series A, GO	5.000	01/15/32	2,475	2,840,155
Series B, GO, Rfdg.	5.000	05/15/25	2,050	2,210,395
Series C, GO	5.000	06/15/28	1,200	1,372,641
Connecticut St. Hlth. & Ed. Facs. Auth. Rev.,
Rmkt., Series 2015-A, Rfdg. (Mandatory put date 07/12/24)	0.375(cc)	07/01/35	1,000	953,490

PGIM National Muni Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Connecticut (cont’d.)
Connecticut St. Hlth. & Ed. Facs. Auth. Rev., (cont’d.)
Yale Univ., Series A-2, Rfdg. (Mandatory put date 07/01/26)	2.000%(cc)	07/01/42	2,310	$2,259,142
Connecticut St. Spl. Tax Rev.,
Series A	5.000	05/01/28	2,780	3,175,662
Trans. Infrast., Series A	5.000	01/01/38	2,000	2,199,633
				22,281,394
Delaware 0.1%
Delaware Trans. Auth. Rev., Rfdg.	5.000	07/01/28	1,150	1,323,180
District of Columbia 2.1%
Dist. of Columbia Rev.,
Dist. of Columbia Int’l. Sch.	5.000	07/01/49	1,275	1,305,062
Friendship Pub. Chrt. Sch., Rfdg.	5.000	06/01/36	1,385	1,438,988
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/43	850	890,376
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/48	725	759,439
KIPP DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,308,552

Metropolitan Washington D.C. Arpt. Auth. Dulles Toll Road Rev., Dulles Met. Rail, Series A, Rfdg.	5.000	10/01/44	2,000	2,177,766
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Forward Delivery, Series A, Rfdg., AMT	5.000	10/01/32	1,500	1,686,519
Rfdg., AMT	5.000	10/01/26	3,860	4,218,463
Series A, Rfdg., AMT	5.000	10/01/31	2,500	2,521,778
Series A, Rfdg., AMT	5.000	10/01/44	1,000	1,031,529

Washington Metropolitan Area Trans. Auth. Rev., Green Bond, Series A	5.000	07/15/28	1,960	2,237,563
				19,576,035
Florida 7.3%
Brevard Cnty. Hlth. Facs. Auth. Rev., Hlth. First Oblig. Grp., Series A, Rfdg.	5.000	04/01/47	275	303,446
Broward Cnty. Arpt. Sys. Rev.,
Series A, AMT	5.000	10/01/45	3,000	3,120,862
Series A, AMT (Pre-refunded date 10/01/23)(ee)	5.250	10/01/43	1,500	1,565,448
Series B, Rfdg., AMT	5.000	10/01/27	3,000	3,308,556

PGIM National Muni Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Central Florida Expressway Auth. Rev.,
Sr. Lien, Rfdg.	4.000%	07/01/41	2,000	$2,011,469
Sr. Lien, Series D	5.000	07/01/29	780	893,328

Citizens Ppty. Ins., Inc. Rev., Sr. Sec’d., Series A-1	5.000	06/01/22	1,000	1,000,000
Cityplace CDD., Spl. Assmt., Rfdg.	5.000	05/01/26	1,000	1,063,790
Davie Edl. Facs. Rev.,
Nova Southeastern Univ. Proj., Series A (Pre-refunded date 04/01/23)(ee)	5.625	04/01/43	500	517,058
Nova Southeastern Univ. Proj., Series A (Pre-refunded date 04/01/23)(ee)	6.000	04/01/42	1,000	1,037,026
Florida Dev. Fin. Corp. Rev.,
Mater Academy Proj., Series A	5.000	06/15/56	500	515,916
Nova Southeastern Univ. Proj., Series A, Rfdg.	5.000	04/01/26	555	606,929
Florida Higher Edl. Facs. Finl. Auth. Rev.,
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/25	1,250	1,342,299
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/28	1,420	1,550,285
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	5.000	10/01/42	5,000	5,287,640
Series A, AMT	5.000	10/01/54	1,500	1,609,728
Hillsborough Cnty. Avtn. Auth. Rev.,
Tampa Int’l. Arpt., Sub. Series A, Rfdg., AMT (Pre-refunded date 10/01/23)(ee)	5.000	10/01/25	1,270	1,321,446
Tampa Int’l. Arpt., Series E, AMT	5.000	10/01/48	4,500	4,845,042

JEA Elec. Sys. Rev., Sub. Series A, Rfdg.	5.000	10/01/28	7,000	7,933,063
Lee Cnty. Arpt. Rev., Series A, Rfdg., AMT	5.000	10/01/28	3,000	3,318,231
Miami Beach Redev. Agcy., Tax Incr. Rev. City Ctr., Tax Alloc. Rfdg., AGM	5.000	02/01/44	1,500	1,554,236
Miami Dade Cnty. Wtr. & Swr. Sys. Rev.,
Series B, Rfdg., AGM	5.250	10/01/22	5,145	5,214,607
Sub. Series	5.000	10/01/27	2,215	2,499,767
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp., Series B, Rfdg.	5.000	10/01/26	2,100	2,310,662
Orlando Hlth., Inc., Series B, Rfdg.	5.000	10/01/44	1,000	1,070,318

Orlando Util. Commn. Rev., Series B (Mandatory put date 10/01/28)	1.250(cc)	10/01/46	3,475	3,129,843
Palm Beach Cnty. Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	536,966

PGIM National Muni Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Sarasota Cnty. Pub. Hosp. Dist. Rev.,
Sarasota Mem. Hosp.	4.000%	07/01/48	2,860	$2,874,443
Sarasota Mem. Hosp.	5.000	07/01/28	1,160	1,334,365

South Miami Hlth. Facs. Auth., Inc. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,075	1,145,208
Village CDD No. 6,
Spl. Assmt., Rfdg.	4.000	05/01/27	305	322,658
Spl. Assmt., Rfdg.	4.000	05/01/28	320	337,546
Spl. Assmt., Rfdg.	4.000	05/01/29	335	350,627

Village CDD No. 7, Spl. Assmt., Rfdg.	4.000	05/01/23	1,010	1,029,543
Village CDD No. 13,
Spl. Assmt.	3.375	05/01/34	485	454,273
Spl. Assmt., 144A	2.625	05/01/30	995	909,111
				68,225,735
Georgia 2.7%
Atlanta GA Dept. Avtn. Rev.,
Series B, Rfdg., AMT	5.000	07/01/28	3,000	3,339,473
Series B, Rfdg., AMT	5.000	07/01/29	830	931,183
Series B, Rfdg., AMT	5.000	07/01/30	1,500	1,696,995

Georgia Ports Auth. Rev., Arpt. & Marina Imps.	5.000	07/01/29	1,250	1,450,892
Main Street Natural Gas, Inc. Rev.,
Series B (Mandatory put date 12/01/24)	4.000(cc)	08/01/49	1,290	1,342,594
Series C (Mandatory put date 09/01/26)	4.000(cc)	03/01/50	5,000	5,082,323
Series C (Mandatory put date 12/01/28)	4.000(cc)	05/01/52	1,000	1,023,900
Sub. Series C (Mandatory put date 12/01/23)	4.000(cc)	08/01/48	3,240	3,310,524

Monroe Cnty. Dev. Auth. Rev., GA Pwr. Co. Plant Scherer Proj. No. 1	2.250	07/01/25	1,000	967,104
Muni. Elec. Auth. of Georgia Rev.,
Combined Cycle Proj., Series A, Rfdg.	4.000	11/01/24	2,050	2,120,862
Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/26	1,425	1,534,607

Priv. Clgs. & Univs. Auth. Rev., Savannah Clg. of Art & Design Proj. (Pre-refunded date 04/01/24)(ee)	5.000	04/01/44	2,120	2,239,267
				25,039,724

PGIM National Muni Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Hawaii 1.2%
Hawaii St. Arpts. Sys. Rev.,
Series A, AMT	5.000%	07/01/45	1,000	$1,036,012
Series A, AMT	5.000	07/01/48	3,000	3,193,033
Series A, AMT	5.000	07/01/51	3,750	4,125,954

Hawaii St. Dept. Budget & Fin. Rev., Pac. Hlth. Oblig., Series A, Rfdg.	5.500	07/01/43	2,560	2,656,099
				11,011,098
Illinois 12.3%
Chicago Brd. of Ed., Series C, GO, Rfdg.	5.000	12/01/22	1,500	1,519,102
Chicago Brd. of Ed. Rev., Spl. Tax	5.000	04/01/46	1,000	1,060,652
Chicago O’Hare Int’l. Arpt. Rev.,
Series A, Rfdg., AMT	5.000	01/01/33	1,310	1,365,323
Series B, Rfdg.	5.000	01/01/32	1,500	1,589,635
Sr. Lien, Series D	5.250	01/01/42	2,000	2,143,133

Chicago Trans. Auth. Rev., 2nd Lien	5.000	12/01/46	3,000	3,197,353
Chicago Wstewtr. Transmn. Rev.,
2nd Lien	5.000	01/01/39	2,550	2,604,188
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/29	355	375,361
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/31	2,450	2,581,862
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	2,000	2,081,861
2nd Lien, Series A	5.000	01/01/47	1,000	1,057,199
Chicago Wtrwks. Rev.,
2nd Lien, Rfdg.	5.000	11/01/32	1,325	1,335,799
2nd Lien, Rfdg.	5.000	11/01/36	2,390	2,578,959
2nd Lien, Series A-1	5.000	11/01/27	510	555,053
2nd Lien, Series A-1	5.000	11/01/30	1,495	1,598,030
Chicago, IL,
Series A, GO, Rfdg.	5.000	01/01/33	4,000	4,299,515
Series B-Exchange, GO, Rfdg.	4.000	01/01/28	1,855	1,884,686
Series C, GO, Rfdg.	5.000	01/01/24	340	349,288
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,049,090

Cook Cnty., Series A, GO, Rfdg.	5.000	11/15/28	1,050	1,193,802
Illinois Fin. Auth. Rev.,
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/26	1,500	1,649,093
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/28	1,110	1,253,027
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/29	2,000	2,277,082

PGIM National Muni Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois Fin. Auth. Rev., (cont’d.)
OSF Healthcare Sys., Series B-2, Rfdg. (Mandatory put date 11/15/26)	5.000%(cc)	05/15/50	1,300	$1,419,310
Univ. of Chicago, Series A, Rfdg.	5.000	10/01/25	1,505	1,640,758
Univ. of Chicago, Series A, Rfdg.	5.000	10/01/28	1,955	2,240,666
Illinois St.,
GO	5.000	02/01/24	1,195	1,241,812
GO	5.000	11/01/30	500	531,756
GO	5.000	04/01/31	1,000	1,036,117
GO	5.250	02/01/29	2,000	2,079,471
GO, Rfdg.	5.000	08/01/24	2,000	2,010,259
GO, Rfdg.	5.000	02/01/25	1,315	1,387,826
Series A, GO	5.000	12/01/39	2,500	2,614,122
Series A, GO, Rfdg.	5.000	10/01/28	750	822,292
Series C, GO	5.000	11/01/29	1,000	1,071,340
Series D, GO	5.000	11/01/22	1,950	1,974,008
Series D, GO	5.000	11/01/23	3,730	3,865,381
Series D, GO	5.000	11/01/26	6,150	6,607,770
Series D, GO	5.000	11/01/27	2,210	2,419,083

Illinois St. Sales Tax Rev., Jr. Oblig. Build Illiois Bonds, Series C, Rfdg.	5.000	06/15/28	1,650	1,825,246
Illinois St. Toll Hwy. Auth. Rev.,
Series A	5.000	01/01/38	3,125	3,166,296
Series C	5.000	01/01/39	2,000	2,103,701
Sr. Rev. Bonds, Series A, Rfdg.	5.000	01/01/28	5,000	5,654,670
Sr. Rev., Series C, Rfdg.	5.000	01/01/31	3,455	3,997,627
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev.,
McCormick Place Expansion, Series A, CABS, NATL	4.176(t)	12/15/34	10,000	5,955,072
McCormick Place Expansion, Series A, CABS, NATL	4.259(t)	06/15/37	7,500	3,978,805

Metropolitan Wtr. Reclamation Dist. of Grtr. Chicago, Green Bond, Series A, GO	4.000	12/01/51	1,000	1,012,484
Railsplitter Tob. Settlement Auth. Rev.,
Tob. Set. Funded	5.000	06/01/24	910	952,037
Tob. Set. Funded	5.000	06/01/27	2,850	3,072,122
Tob. Set. Funded	5.000	06/01/28	1,100	1,184,791

Regl. Trans. Auth. Rev., Series A	4.000	06/01/37	3,605	3,640,640
Sales Tax Secur. Corp. Rev.,
2nd Lien, Series A, Rfdg.	5.000	01/01/26	2,250	2,429,214
2nd Lien, Series A, Rfdg.	5.000	01/01/29	1,500	1,685,579

PGIM National Muni Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)

Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000%	03/01/40	1,000	$1,012,416
				114,231,764
Indiana 1.0%
Indiana Fin. Auth. Rev.,
IN Univ. Hlth., Series A, Rfdg.	5.000	12/01/25	2,280	2,469,733
Indianapolis Pwr. & Light. Co. Proj., Series B, Rfdg., AMT (Mandatory put date 04/01/26)	0.950(cc)	12/01/38	625	572,620

Indianapolis Loc. Pub. Impvt. Bank Rev., Courthouse & Jail Proj., Series A, Rfdg.	4.000	02/01/44	4,250	4,323,846
Whiting, IN Rev., BP Products North America, Rfdg., AMT (Mandatory put date 06/05/26)	5.000(cc)	12/01/44	2,025	2,166,316
				9,532,515
Iowa 0.9%
PEFA, Inc. Gas Proj. Rev., Series A-1 (Mandatory put date 09/01/26)	5.000(cc)	09/01/49	7,815	8,280,030
Kansas 0.2%
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev., Impvt., Series A	5.000	09/01/45	2,170	2,267,690
Kentucky 2.4%
Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series B (Mandatory put date 01/01/25)	4.000(cc)	01/01/49	3,465	3,560,008
Series A-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	3,370	3,502,975
Series C (Mandatory put date 02/01/28)	4.000(cc)	02/01/50	10,530	10,867,140
Owen Cnty. Wtrwks. Sys. Rev.,
American Wtr. Co., Rfdg. (Mandatory put date 09/01/23)	0.700(cc)	06/01/40	1,000	984,009
American Wtr. Co., Series A, Rfdg. (Mandatory put date 10/01/29)	2.450(cc)	06/01/39	1,500	1,367,664

Trimble Cnty. Elec. Pwr. & Lt. Rev., Louisville Gas & Elect. Proj., Rmkt., Series A, Rfdg., AMT (Mandatory put date 09/01/27)	1.300(cc)	09/01/44	2,250	1,953,099
				22,234,895

PGIM National Muni Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Louisiana 0.7%
Louisiana Pub. Facs. Auth. Rev.,
Franciscan Mis., Rfdg. (Pre-refunded date 07/01/25)(ee)	5.000%	07/01/39	10	$10,880
Franciscan Mis., Unrefunded, Rfdg.	5.000	07/01/39	1,990	2,082,129
Tulane Univ. of Louisiana, Rfdg.	5.000	04/01/29	1,000	1,134,966

Louisiana St. Hwy. Impt. Rev., Series A (Pre-refunded date 06/15/24)(ee)	5.000	06/15/34	1,250	1,326,313
St. Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000(cc)	12/01/40	1,500	1,500,000
				6,054,288
Maine 0.3%
Maine Hlth. & Higher Edl. Facs. Auth. Rev.,
Maine Hlth., Series A	5.000	07/01/27	1,200	1,329,148
Maine Hlth., Series A	5.000	07/01/28	1,140	1,276,755
				2,605,903
Maryland 0.5%
Maryland St. Dept. of Trans. Rev., Series 2022B, Rfdg.(hh)	5.000	12/01/28	1,000	1,116,835
Maryland St. Trans. Auth. Rev., Series A, Rfdg.	5.000	07/01/28	1,280	1,476,154
Washington Suburban Sanitary Commn. Rev., Consol. Pub. Impvt., 2nd Series	4.000	06/01/40	2,150	2,204,674
				4,797,663
Massachusetts 0.7%
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Series B, Rfdg., NATL	5.500	07/01/27	1,325	1,528,888
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Series M, Rfdg.	5.500	02/15/28	3,000	3,485,438
Massachusetts St. Port Auth. Rev.,
Series A, AMT (Pre-refunded date 07/01/22)(ee)	5.000	07/01/42	1,000	1,002,833
Series A, Rfdg., AMT	5.000	07/01/27	320	352,592
				6,369,751
Michigan 1.2%
Michigan Fin. Auth. Rev.,
Beaumont-Spectrum Consolidation, Series A, Rfdg.	5.000	04/15/29	1,000	1,134,705

PGIM National Muni Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Michigan (cont’d.)
Michigan Fin. Auth. Rev., (cont’d.)
Sr. Series A, Class 1, Rfdg.	5.000%	06/01/28	1,500	$1,649,761
Sr. Series A, Class 1, Rfdg.	5.000	06/01/30	1,000	1,122,557
Sr. Series A, Class 1, Rfdg.	5.000	06/01/32	2,250	2,497,799
Sr. Series A, Class 1, Rfdg.	5.000	06/01/33	2,750	3,034,425

Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Series D, Rfdg., AMT	5.000	12/01/28	1,500	1,518,778
				10,958,025
Minnesota 0.2%
Minnesota Muni. Gas Agcy. Rev., Series A (Mandatory put date 12/01/27)	4.000(cc)	12/01/52	2,000	2,099,710
Mississippi 0.1%
Mississippi Bus. Fin. Corp. Rev.,
Chevron USA, Inc., Series C, FRDD (Mandatory put date 06/01/22)	0.600(cc)	11/01/35	130	130,000
Chevron USA, Inc., Series F, FRDD (Mandatory put date 06/01/22)	0.580(cc)	11/01/35	420	420,000
Chevron USA, Inc., Series I, FRDD (Mandatory put date 06/01/22)	0.600(cc)	11/01/35	300	300,000
Poll. Ctrl., Rfdg.	3.200	09/01/28	500	494,528
				1,344,528
Missouri 0.9%
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys.	5.000	01/01/44	3,500	3,574,651
Series C, Rfdg. (Mandatory put date 05/01/28)	5.000(cc)	05/01/52	4,000	4,514,540
				8,089,191
Nebraska 0.6%
Central Plns. Energy. Proj. Rev., Proj. No. 4 (Mandatory put date 01/01/24)	5.000(cc)	03/01/50	4,445	4,605,788
Douglas Cnty. Hosp. Auth. No. 2 Rev., Children’s Hosp. Oblig. Grp. (Mandatory put date 11/15/25)	5.000(cc)	11/15/53	1,270	1,370,748
				5,976,536

PGIM National Muni Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey 7.9%
Camden Cnty. Impvt. Auth. Rev., Cooper Hlth. Sys. Oblig. Grp.	5.750%	02/15/42	1,500	$1,530,256
New Jersey Econ. Dev. Auth. Rev.,
American Wtr. Co., Inc., Series A, Rfdg., AMT (Mandatory put date 12/03/29)	2.200(cc)	10/01/39	1,250	1,157,959
American Wtr. Co., Inc., Series B, Rfdg., AMT (Mandatory put date 06/01/23)	1.200(cc)	11/01/34	1,000	989,344
Facs. Construction, Series NN, Rfdg. (Pre-refunded 03/01/23)(ee)	5.000	03/01/27	1,100	1,129,201
NJ American Wtr. Co., Inc. Proj., Series D, Rfdg., AMT (Mandatory put date 12/01/27)	1.100(cc)	11/01/29	625	561,999
Sch. Facs. Construction	5.000	06/15/29	1,500	1,652,408
Sch. Facs. Construction, Series PP, Rfdg.	5.000	06/15/26	2,100	2,203,458
Series BBB, Rfdg. (Pre-refunded date 12/15/26)(ee)	5.500	06/15/30	1,500	1,720,988
Unrefunded Sch. Facs. Construction, Series NN, Rfdg.	5.000	03/01/27	150	152,814

New Jersey Edl. Facs. Auth. Rev., Montclair St. Univ., Series A, Rfdg.	5.000	07/01/44	2,500	2,578,749
New Jersey Healthcare Facs. Fing. Auth. Rev.,
Hackensack Meridian Hlth., Series A, Rfdg.	5.000	07/01/39	1,500	1,632,798
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/33	1,015	1,090,871
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/43	1,585	1,678,016
RWJ Univ. Hosp., Series A	5.500	07/01/43	1,000	1,027,214
New Jersey Higher Ed. Student Assistance Auth. Rev.,
Sr. Series A, Rfdg.	5.000	12/01/25	550	590,492
Sr. Series A, Rfdg.	5.000	12/01/26	700	761,808

New Jersey St. Sales Tax, Covid-19 GO Emergency Bonds, Series A, GO	5.000	06/01/29	4,865	5,565,440
New Jersey Tpke. Auth. Rev.,
Series A	5.000	01/01/28	1,505	1,590,670
Series A	5.000	01/01/48	2,155	2,384,030
Series A, Rfdg. (Pre-refunded date 07/01/22)(ee)	5.000	01/01/43	1,115	1,118,567
Series B, Rfdg.	5.000	01/01/27	2,215	2,467,910
Series D, Rfdg.	5.000	01/01/28	2,150	2,378,109
Series E, Rfdg.	5.000	01/01/32	2,030	2,277,640
New Jersey Trans. Tr. Fd. Auth. Rev.,
Series AA, Rfdg.	5.000	06/15/27	1,200	1,308,418
Trans. Prog. Notes, Rmkt., Series BB-1	5.000	06/15/33	1,300	1,397,058
Trans. Sys. Bond, Rfdg.	5.000	12/15/26	500	542,332
Trans. Sys., Series A, Rfdg.	5.000	12/15/28	3,600	3,957,553
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,337,329
Trans. Sys., Series A, Rfdg.	5.500	12/15/23	3,590	3,766,968
Trans. Sys., Series D, Rfdg.	5.000	12/15/24	2,555	2,708,534

PGIM National Muni Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000%	06/01/23	1,305	$1,342,550
Series A, Rfdg.	5.000	06/01/25	2,345	2,488,844
Series A, Rfdg.	5.000	06/01/27	2,325	2,527,525
Series A, Rfdg.	5.000	06/01/28	2,670	2,935,866
Series A, Rfdg.	5.000	06/01/29	3,030	3,327,291
Series A, Rfdg.	5.000	06/01/37	2,000	2,100,657
Series A, Rfdg.	5.250	06/01/46	5,500	5,911,134
				73,892,800
New Mexico 0.5%
Farmington Rev.,
4 Corners Proj., Rmkt., Rfdg.	1.800	04/01/29	1,500	1,337,301
Pub. Svcs. Co. of San Juan, Series C, Rfdg. (Mandatory put date 06/01/24)	1.150(cc)	06/01/40	3,000	2,900,730
				4,238,031
New York 4.3%
Long Island Pwr. Auth. Rev.,
Notes	1.000	09/01/25	4,100	3,855,203
Series B, Rfdg. (Mandatory put date 09/01/26)	1.500(cc)	09/01/51	3,000	2,896,990
New York,
Fiscal 2008, Rmkt., Series J-10, GO	5.000	08/01/26	1,000	1,115,785
Fiscal 2015, Rmkt., Sub-Series F-4, GO (Mandatory put date 12/01/25)	5.000(cc)	06/01/44	2,000	2,173,343

New York City Trans. Fin. Auth. Future Tax Sec’d. Rev., Series A-1, Rfdg.	5.000	11/01/27	2,000	2,273,059
New York City Wtr. & Swr. Sys. Rev., Sub. Series CC-2	5.000	06/15/28	2,330	2,601,026
New York Liberty Dev. Corp. Rev., Series 1WTC, Rfdg.	4.000	02/15/43	2,500	2,547,961
New York St. Dorm. Auth. Rev.,
Mem. Sloan Kettering, Series 1, Rfdg.	5.000	07/01/42	1,000	1,079,631
Series A, Rfdg.	5.000	03/15/29	3,025	3,504,034

New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fing., Series B, ETM(ee)	5.500	10/15/23	3,750	3,932,333
New York Trans. Dev. Corp. Rev.,
JFK Int’l. Arpt. Proj. Terminal 4, Series A, Rfdg., AMT	5.000	12/01/25	800	841,287
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	1,000	1,035,342

PGIM National Muni Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
Port Auth. of NY & NJ Rev.,
Series 223, Rfdg., AMT	5.000%	07/15/28	1,500	$1,682,503
Series 226, Rfdg., AMT	5.000	10/15/27	975	1,085,221
Triborough Bridge & Tunnel Auth. Rev.,
Series A-1, Rfdg.	5.000	05/15/51	2,500	2,819,032
Series A-2, Rfdg. (Mandatory put date 05/15/28)	2.000(cc)	05/15/45	2,000	1,954,514

TSASC, Inc. Rev., Series A, Rfdg.	5.000	06/01/41	2,000	2,104,498
Util. Debt Secur. Auth. Rev., Series TE, Rfdg.	5.000	12/15/41	2,585	2,666,235
				40,167,997
North Carolina 0.6%
Charlotte Mecklenburg Hosp. Auth. Rev., Atrium Hlth. Oblig. Grp., Series C (Mandatory put date 12/01/28)	5.000(cc)	01/15/50	1,100	1,246,609
North Carolina St. Rev., Grant Anticipation Rev.	5.000	03/01/28	1,000	1,132,955
North Carolina Tpke. Auth. Rev., BANS	5.000	02/01/24	3,000	3,126,719
				5,506,283
North Dakota 0.1%
Cass Cnty. Joint Wtr. Resource Dist., Series A, GO	0.480	05/01/24	1,000	959,104
Ohio 5.5%
Akron Bath Copley Joint Township Hosp. Dist. Rev., Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	5.000	11/15/28	460	508,863
Allen Cnty. Hosp. Facs. Rev., Bon Secours Mercy Hlth., Rfdg.	5.000	12/01/30	1,100	1,255,009
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/28	3,485	3,818,928
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/30	1,125	1,250,452
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/31	3,930	4,364,745
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/33	3,480	3,816,773
Franklin Cnty. Hosp. Facs. Rev.,
Hosp. Facs.	4.125	05/15/45	2,000	2,011,304
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	2,004,064
Nationwide Children’s Hosp. Proj., Rfdg.	4.000	11/01/47	2,400	2,402,275

PGIM National Muni Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio (cont’d.)
Franklin Cnty. Hosp. Facs. Rev., (cont’d.)
Nationwide Children’s Hosp., Series B, Rfdg., FRDD (Mandatory put date 06/01/22)	0.620%(cc)	11/01/42	4,370	$4,370,000
Ohio Hlth. Corp., Series A	4.000	05/15/47	4,815	4,833,045

Lancaster Port Auth. Rev., Series A, Rfdg. (Mandatory put date 02/01/25)	5.000(cc)	08/01/49	1,345	1,425,385
Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	468,008
American Elec. Pwr. Co. Proj., Series C, Rfdg., AMT (Mandatory put date 10/01/24)	2.100(cc)	12/01/27	1,500	1,459,349
Ohio Vlly. Elec. Corp. Proj., Rmkt., Series B (Mandatory put date 11/01/24)	1.375(cc)	02/01/26	750	710,209

Ohio St., Common Sch. Series C, GO, Rfdg.	5.000	03/15/27	1,000	1,125,955
Ohio St. Higher Edl. Facs. Commn. Rev., Cleveland Clnc. Hlth. Sys. Oblig., Series A-1, Rfdg. (Pre-refunded date 01/01/23)(ee)	5.000	01/01/42	2,000	2,044,110
Ohio St. Rev.,
Cleveland Clnc. Hlth. Sys., Series A, Rfdg.	5.000	01/01/28	2,890	3,261,795
Grant Anticipation Rev. Vehicle, Series 1-A	5.000	12/15/28	800	927,929

Ohio Turnpike & Infrast. Commn. Rev., Jr. Lien Infrast. Proj., Series A, Rfdg.(hh)	5.000	02/15/29	1,000	1,108,254
Ohio Wtr. Dev. Auth. Rev., Rfdg.	5.000	06/01/46	6,640	7,672,862
				50,839,314
Oklahoma 1.0%
Oklahoma Dev. Fin. Auth. Rev., Gilcrease Expressway West, AMT	1.625	07/06/23	1,500	1,476,847
Oklahoma Tpke. Auth. Rev.,
2nd Sr. Series A, Rfdg.	5.000	01/01/28	2,340	2,654,113
Series A	5.000	01/01/42	3,000	3,205,521

Stillwater Util. Auth. Rev., Series A	5.000	10/01/39	1,865	1,971,048
				9,307,529
Oregon 0.2%
Oregon Hlth. & Science Univ. Rev., Series B-1, Rfdg. (Mandatory put date 02/01/30)	5.000(cc)	07/01/46	2,000	2,260,979

PGIM National Muni Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania 5.6%
Allegheny Cnty. Arpt. Auth. Rev., Series A, AMT	5.000%	01/01/27	2,000	$2,173,927
Bucks Cnty. Indl. Dev. Auth. Rev., Grand View Hosp. Proj.	5.000	07/01/25	350	363,148
Comnwlth. Fing. Auth. Rev.,
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/25	2,280	2,439,089
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/28	1,280	1,436,491
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/34	1,095	1,192,833

Delaware Vlly. Regl. Fin. Auth. Rev., Series A, AMBAC	5.500	08/01/28	2,200	2,518,352
Geisinger Auth. Rev., Geisinger Hlth. Sys. Oblig. Grp., Rfdg. (Mandatory put date 02/15/27)	5.000(cc)	04/01/43	1,100	1,196,301
Gen. Auth. of Southcentral Pennsylvania Rev., Wellspan Hlth. Oblig. Grp., Series A, Rfdg. (Pre-refunded date 06/01/24)(ee)	5.000	06/01/44	3,000	3,184,756
Lehigh Cnty. Gen. Purp. Auth. Rev., Lehigh Vlly. Academy Regl. Chrt. Sch.	4.000	06/01/57	1,445	1,251,151
Luzerne Cnty. Indl. Dev. Auth. Rev., Pennsylvania American, Rfdg., AMT (Mandatory put date 12/03/29)	2.450(cc)	12/01/39	1,250	1,176,898
Pennsylvania Econ. Dev. Fing. Auth. Rev., Wste. Mgmt., Inc. Proj., Series B, Rfdg., AMT (Mandatory put date 11/02/26)	1.100(cc)	06/01/31	1,250	1,159,177
Pennsylvania Higher Edl. Facs. Auth. Rev.,
Trustees Univ. of Pennsylvania, Series A	4.000	08/15/41	3,200	3,270,853
Univ. of Pennsylvania Hlth. Sys.	5.000	08/15/49	2,000	2,168,154
Pennsylvania Tpke. Commn. Rev.,
Series A	5.000	12/01/38	1,000	1,045,849
Series A-1, Rfdg.	5.000	12/01/40	1,500	1,567,565
Series A-2, Rfdg.	5.000	12/01/26	895	1,000,044
Series A-2, Rfdg.	5.000	12/01/28	870	986,299
Series B	5.000	12/01/45	7,000	7,335,676
Sub. Series A-1	5.000	12/01/25	1,425	1,540,853
Sub. Series B, Rfdg.	5.000	06/01/29	1,860	2,020,656
Sub. Series B-1	5.250	06/01/47	2,000	2,143,662
Philadelphia Arpt. Rev.,
Priv. Activ., Rfdg., AMT	5.000	07/01/27	1,125	1,230,002
Priv. Activ., Rfdg., AMT	5.000	07/01/51	2,380	2,578,400

Philadelphia Auth. for Indl. Dev. Rev., Children’s Hosp. Proj., Rfdg.	4.000	07/01/37	1,075	1,100,188

PGIM National Muni Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)
Philadelphia Gas Wks. Co. Rev.,
16th Series A, AGM	5.000%	08/01/28	625	$702,921
16th Series A, AGM	5.000	08/01/29	1,000	1,133,464

Philadelphia, Wtr. & Wstewtr. Rev., Series A	5.000	11/01/27	1,180	1,315,964
Univ. of Pittsburgh Comnwlth. Sys. of Higher Ed. Rev., Rfdg.	4.000	04/15/26	2,250	2,386,935
				51,619,608
Puerto Rico 3.3%
Puerto Rico Comnwlth., Restructured, Series A, GO, CABS	4.015(t)	07/01/24	17,954	16,524,668
Puerto Rico Comnwlth. Aqu. & Swr. Auth. Rev.,
Sr. Lien, Series A	5.750	07/01/37	1,260	1,263,593
Sr. Lien, Series A	6.000	07/01/47	1,050	1,053,071
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1	4.500	07/01/34	848	857,816
Restructured, Series A-1	5.000	07/01/58	4,413	4,486,785
Series A-1, CABS	3.740(t)	07/01/24	1,466	1,356,944
Series A-1, CABS	3.996(t)	07/01/27	6,342	5,186,044
				30,728,921
Rhode Island 1.1%
Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev., Clg. & Univ. Rev.	5.250	08/15/43	3,965	4,352,911
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/22	325	325,000
Series A, Rfdg.	5.000	06/01/24	680	716,728
Series A, Rfdg.	5.000	06/01/40	4,350	4,519,590
				9,914,229
South Carolina 1.2%
South Carolina Ports Auth. Rev., AMT	4.000	07/01/45	1,000	967,715
South Carolina Pub. Svc. Auth. Rev.,
Santee Cooper, Series A, Rfdg. (Pre-refunded date 12/01/23)(ee)	5.750	12/01/43	3,000	3,175,867

PGIM National Muni Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
South Carolina (cont’d.)
South Carolina Pub. Svc. Auth. Rev., (cont’d.)
Series A, Rfdg.	5.000%	12/01/29	1,300	$1,391,629
Series A, Rfdg.	5.000	12/01/31	4,595	5,223,383
				10,758,594
South Dakota 0.1%
Edl. Enhancement Fdg. Corp. Rev., Series B, Rfdg. (Pre-refunded 06/01/23)(ee)	5.000	06/01/27	1,000	1,032,558
Tennessee 0.4%
Memphis Shelby Cnty. Arpt. Auth. Rev., Series A, AMT	5.000	07/01/25	830	886,524
Tennessee Energy Acq. Corp. Gas Rev., Series A	5.250	09/01/26	2,605	2,800,639
				3,687,163
Texas 6.5%
Central Texas Regl. Mobility Auth. Rev.,
BANS, Sub. Series F	5.000	01/01/25	1,250	1,313,203
Series C	5.000	01/01/27	800	862,011
Sr. Lien, Series A (Pre-refunded 07/01/25)(ee)	5.000	01/01/40	1,395	1,519,113
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/45	1,000	1,088,427
Sr. Lien, Series D, Rfdg.	5.000	01/01/29	1,000	1,111,254
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	6.000	08/15/43	1,000	1,041,636
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,046,505

Dallas Hotel Occupancy Tax Rev., Rfdg.	4.000	08/15/28	1,010	1,070,765
Dallas-Fort Worth Int’l. Arpt. Rev.,
Rfdg.	5.000	11/01/27	1,455	1,624,023
Series A, Rfdg.	5.000	11/01/25	1,250	1,355,212
Series A, Rfdg.	5.000	11/01/26	1,375	1,514,542
Series B, Rfdg.	5.000	11/01/26	1,475	1,624,695

Grand Parkway Trans. Corp. Rev., 1st Tier Toll Rev., Series A	5.125	10/01/43	2,000	2,036,110
Gulf Coast Wste. Disp. Auth. Rev.,
ExxonMobil Proj., FRDD (Mandatory put date 06/01/22)	0.610(cc)	09/01/25	3,220	3,220,000
ExxonMobil Proj., FRDD (Mandatory put date 06/01/22)	0.610(cc)	12/01/25	4,685	4,685,000

PGIM National Muni Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Med. Facs. Mtg., Baylor Clg. of Medicine, Series A, Rfdg. (Mandatory put date 07/01/24)	1.210%(cc)	11/15/46	2,000	$2,021,205
Mem. Hermann Hlth. Sys., Series C-3, Rfdg. (Mandatory put date 12/01/26)	5.000(cc)	06/01/32	2,380	2,613,714
Texas Children’s Hosp., Series B, Rfdg. (Mandatory put date 10/01/24)	5.000(cc)	10/01/41	1,160	1,238,200

Harris Cnty. Toll Road Auth. Rev., Sr. Lien, Series A, Rfdg.	5.000	08/15/43	3,000	3,278,121
Houston Arpt. Sys. Rev.,
Sub. Lien, Series A, Rfdg., AMT (Pre-refunded date 07/01/22)(ee)	5.000	07/01/32	5,640	5,657,512
Sub. Lien, Series B, Rfdg. (Pre-refunded date 07/01/22)(ee)	5.000	07/01/32	2,000	2,006,527
Lower Colorado River Auth. Rev.,
LCRA Transmn. Svcs. Corp. Proj., Rfdg.	5.000	05/15/27	2,000	2,226,013
Series B, Rfdg., AGM	5.000	05/15/28	1,130	1,285,340
Lower Neches Vlly. Auth. Indl. Dev. Corp. Rev.,
ExxonMobil Proj., FRDD (Mandatory put date 06/01/22)	0.590(cc)	11/01/38	1,050	1,050,000
ExxonMobil Proj., Series A, Rfdg., FRDD (Mandatory put date 06/01/22)	0.600(cc)	11/01/29	2,250	2,250,000

Matagorda Cnty. Navigation Dist. No. 1 Rev., Cent. Pwr. & Lt., Rmkt., Rfdg., AMT (Mandatory put date 09/01/23)	0.900(cc)	05/01/30	1,250	1,217,252
North Texas Twy. Auth. Rev.,
1st Tier, Series A, Rfdg.	5.000	01/01/28	785	855,100
2nd Tier, Rfdg.	5.000	01/01/48	1,250	1,353,300
2nd Tier, Series B, Rfdg.	5.000	01/01/27	1,565	1,734,283
2nd Tier, Series B, Rfdg.	5.000	01/01/28	1,445	1,624,468
Series A, Rfdg.	5.000	01/01/26	505	526,873
Series B, Rfdg.	5.000	01/01/45	2,000	2,080,976
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	6.750	06/30/43	500	519,477
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	7.000	12/31/38	1,500	1,572,640
				60,223,497
Utah 1.7%
Cnty. of Utah Rev., IHC Hlth. Serv., Inc., Series B (Mandatory put date 08/01/26)	5.000(cc)	05/15/60	6,800	7,434,317

PGIM National Muni Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Utah (cont’d.)
Salt Lake City Corp. Arpt. Rev.,
Series A, AMT	5.000%	07/01/23	2,000	$2,060,659
Series A, AMT	5.000	07/01/28	2,070	2,292,740
Series A, AMT	5.000	07/01/51	2,000	2,186,485
Series A, AMT	5.250	07/01/48	2,000	2,161,977
				16,136,178
Virginia 1.1%
Fairfax Cnty. Indl. Dev. Auth. Rev., Healthcare, Inova Hlth. Sys., Series A, Rfdg.	4.000	05/15/48	3,000	2,979,564
Hampton Roads Trans. Accountability Commn. Rev., BANS, Sr. Lien, Series A	5.000	07/01/26	3,910	4,352,417
Virginia Small Bus. Fing. Auth. Rev., Sr. Lien Elizabeth River Crossing Opco, LLC Proj. Rfdg.(hh)	4.000	01/01/30	1,750	1,829,668
Wise Cnty. Indl. Dev. Auth. Rev., VA Elec. & Pwr. Co., Rmkt., Series A (Mandatory put date 05/31/24)	1.200(cc)	11/01/40	750	731,884
				9,893,533
Washington 2.7%
King Cnty., Series A, GO	5.000	01/01/28	1,000	1,136,379
Port of Seattle Rev.,
Intermediate Lein Priv. Activ., Series C, Rfdg., AMT	5.000	08/01/28	1,500	1,678,016
Intermediate Lien Priv. Activ., Series C, Rfdg., AMT	5.000	08/01/46	8,145	8,770,780
Series A, AMT	5.000	05/01/43	1,500	1,561,365
Univ. of Washington Rev.,
Forward Delivery, Series C, Rfdg.	5.000	04/01/31	1,250	1,460,463
Forward Delivery, Series C, Rfdg.	5.000	04/01/32	1,410	1,636,022
Forward Delivery, Series C, Rfdg.	5.000	04/01/34	1,000	1,153,076
Forward Delivery, Series C, Rfdg.	5.000	04/01/35	2,000	2,299,316
Washington Healthcare Facs. Auth. Rev.,
Multicare Hlth. Sys., Series B, Rfdg.	5.000	08/15/26	670	722,962
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	2,784,123
Seattle Children’s Hosp., Series A (Pre-refunded date 10/01/22)(ee)	5.000	10/01/42	2,300	2,330,450
				25,532,952

PGIM National Muni Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
West Virginia 0.3%
West Virginia Hosp. Fin. Auth. Rev., Cabell Huntington Hosp. Oblig., Series B, Rfdg.	5.000%	01/01/43	1,000	$1,048,079
West Virginia Prkwys. Auth. Rev., Sr. Tpke. Toll	4.000	06/01/47	1,970	1,996,520
				3,044,599
Wisconsin 0.3%
Pub. Fin. Auth. Rev., Providence St. Joseph Hlth., Series C, Rfdg. (Mandatory put date 10/01/30)	4.000(cc)	10/01/41	1,500	1,593,416
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000	11/15/43	1,500	1,486,484
				3,079,900

TOTAL INVESTMENTS 99.3% (cost $946,903,112)				923,204,814
Other assets in excess of liabilities(z) 0.7%				6,688,253

Net Assets 100.0%				$929,893,067

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CABS—Capital Appreciation Bonds
CDD—Community Development District
ETM—Escrowed to Maturity
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
LIBOR—London Interbank Offered Rate
NATL—National Public Finance Guarantee Corp.
PSFG—Permanent School Fund Guarantee
Rfdg—Refunding
TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2022.

PGIM National Muni Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2022.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
265	20 Year U.S. Treasury Bonds	Sep. 2022	$36,950,938	$104,652
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).